As filed with the Securities and Exchange Commission on May 14, 2015

1933 Act Registration No. 333-132400

1940 Act Registration No. 811-21866

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No.

Post-Effective Amendment No. 50

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑

Amendment No. 53

(Check appropriate box or boxes)

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

(Name and Address of Agent for Service)

Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Copies to: Allison M. Fumai, Esq. Thomas Friedmann, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 22, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement until May 22, 2015. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 46 under the Securities Act of 1933 and No. 49 under the Investment Company Act of 1940, filed on January 20, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 50 under the Securities Act and Amendment No. 53 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 14th day of May, 2015.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell Ethan Powell	Trustee, Executive Vice President and Secretary (Principal Executive Officer)	May 14, 2015

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	May 14, 2015

/s/ Terrence O. Jones** Terrence O. Jones	Trustee	May 14, 2015

/s/ Dr. Bob Froehlich** Dr. Bob Froehlich	Trustee	May 14, 2015

/s/ John Honis** John Honis	Trustee	May 14, 2015

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	May 14, 2015

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 14, 2015

* By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact**

May 14, 2015

*Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on June 10, 2011.

**Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on March 21, 2014.

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